Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of period | shares	2,452,542	3,122,006
Weighted average exercise price share options, beginning of period | $ / shares	$ 15.41	$ 14.5
Number of share options granted | shares	0	287,300
Weighted average exercise price of share options granted | $ / shares	$ 0	$ 18.72
Number of share options exercised | shares	(1,123,809)	(956,758)
Weighted average exercise price of share options exercised | $ / shares	$ 14.37	$ 13.44
Number of share options forfeited / cancelled | shares	(14,166)	0
Weighted average exercise price of share options forfeited / cancelled | $ / shares	$ 18.43	$ 0
Number of share options expired | shares	0	(6)
Weighted average exercise price of share options expired | $ / shares	$ 0	$ 13.93
Number of share options outstanding, end of period | shares	1,314,567	2,452,542
Weighted average exercise price share options, end of period | $ / shares	$ 16.26	$ 15.41
Number of share options exercisable | shares	987,766	1,703,943
Weighted average exercise price of share options exercisable | $ / shares	$ 15.54	$ 14.51